Label	Element	Value
InsightShares Patriotic Employers ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	InsightShares Patriotic Employers ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The InsightShares Patriotic Employers ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, track the price and yield performance of the Military Veterans Index (the “Index”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of Shares.

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund is new, portfolio turnover information is not yet available.

Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of Shares.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will normally invest at least 80% of its total assets in securities of the Index. The Index is designed to measure the performance of a portfolio of large and mid-capitalization U.S. stocks of companies with policies and practices determined to be Military Friendly®, as indicated by VIQTORY’s list of Military Friendly® Employers. Military Friendly® refers to a standard created by VIQTORY that measures a company’s commitment, effort, and success in creating sustainable and meaningful employment opportunities for our nation’s military veterans.

To compile its list of Military Friendly® Employers, VIQTORY assigns a score, using an automated, algorithmic system, to each participating company based on its evaluation of: (1) publicly available data of a company, including information from the U.S. Departments of Defense, Labor, Education and Veterans Affairs regarding the company’s standing under various government programs and (2) proprietary data VIQTORY obtains about a company through its Military Friendly® Employers survey. The Military Friendly® Employers survey requires a company to answer over 100 questions regarding the company’s practices with respect to: providing career opportunities to military employees; a company’s culture and commitment towards military employees; hiring and onboarding military employees; military employee policies and compliance with such policies; military employee support and retention; and identifying and recruiting military employees. The survey is designed to determine whether a company meets the following benchmarks:

●	New hire retention rate for veterans is greater than 50%;

●	New hire retention for veterans is higher than for non-military employees;

●	New hire retention rate for guard and reserve employees is greater than 50%;

●	Military employee turnover is lower than for non-military employees;

●	Military employee turnover is less than 20%;

●	Promotions and advancements of military employees is higher than for non-military employees;

●	The percentage of military applicants hired is higher than that for non-military applicants; and

●	Compliance with legal protections afforded military veterans meet or exceed those requirements under law applicable to military veterans.

A company that meets at least three of the above criteria will generally be included on VIQTORY’s list of Military Friendly® Employers except that a company will be excluded if, upon VIQTORY’s review of certain public data sources, a company is determined, during the past twelve months: (1) to have an outstanding claim(s) case or violation under investigation by the U.S. Departments of Labor or Defense or the Consumer Financial Protection Bureau for reasons related to the company’s employment of military veterans; or (2) to have been debarred from participation in federal contracting for reasons related to the company’s employment of military veterans. Companies included on the list are designated Military Friendly® Employers. Such companies may be awarded “Gold,” “Silver,” “Bronze,” or “Designated” status. “Gold” status is awarded to those companies that have a score within 10% of the top ten highest scoring companies on the list; “Silver” status to the companies that have a score within 20% of the top ten highest scoring companies; “Bronze” status to the companies that have a score within 30% of the top ten highest scoring companies; and “Designated” status to those remaining companies on the list.

VIQTORY publishes its list of Military Friendly® Employers on a yearly basis. Participation in VIQTORY’s survey is voluntary and any company may choose to complete the survey. There is no cost to a company to complete the survey or to be included on the list of Military Friendly® Employers. EY (formerly Ernst & Young), a global provider of assurance, tax, transaction, and advisory services, independently tests the validity and consistency of each year’s survey results by testing the scoring methodology developed by VIQTORY.

The eligible universe of Index components includes companies that (1) are components of the Solactive US Large & Mid Cap Index; (2) are listed as common stock or real estate investment trusts (“REITs”) on a U.S. regulated stock exchange; (3) have a security-level market capitalization of at least $1 billion; (4) have an average daily trading value of at least $25 million over the three month period prior to and on the date the company is selected for inclusion in the Index; and (5) have positive operating income over the prior 12 months. Companies in the eligible universe that meet the foregoing eligibility requirements and have been designated as “Gold,” “Silver,” “Bronze,” or “Designated” by VIQTORY will be selected as final components for the Index. Index components are evaluated and adjusted on an annual basis. All Index components are equally weighted at each reconstitution of the Index. As of June 21, 2018, the Index comprised approximately 102 component securities.

The Fund employs a “passive management” investment strategy designed to track the performance of the Index. Vident Investment Advisory, LLC (the “Sub-Adviser”), the Fund’s sub-adviser, generally will use a replication methodology, meaning it will invest in all of the securities composing the Index in proportion to their respective weightings in the Index. However, the Sub-Adviser may utilize a sampling methodology under various circumstances, including when it may not be possible or practicable to purchase all of the securities in the Index. Exchange Traded Concepts, LLC (“ETC” or the “Adviser”) expects that over time, if the Fund has sufficient assets, the correlation between the Fund’s performance, before fees and expenses, and that of the Index will be 95% or better. A figure of 100% would indicate perfect correlation.

The Fund may invest up to 20% of its total assets in investments that are not included in the Index, but that the Adviser or the Sub-Adviser believes will help the Fund track the performance of the Index.

The Fund will concentrate its investments (i.e., invest more than 25% of its net assets) in a particular industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries. As of the date of this Prospectus, the Index was not concentrated in any industry. In addition, in replicating the Index, the Fund may from time to time invest a significant portion of its assets in the securities of companies in one or more sectors. As of the date of this Prospectus, a significant portion of the Index consisted of companies in the financial services and industrials sectors.

VIQTORY, launched in 2001, is a veteran-owned, for-profit media organization that provides resources to the military community, comprised of transitioning service members, military spouses and veterans, to help them gain access to civilian employment, entrepreneurship and education opportunities. Additionally, VIQTORY assists companies in developing or enhancing their military recruitment programs and gaining a presence in the military as an employment option for veterans. In addition to its list of Military Friendly® Employers, VIQTORY also issues a list of Military Friendly® Schools. In January 2018, the Federal Trade Commission (“FTC”) issued a final order settling charges that VIQTORY violated Section 5 of the FTC Act in connection with its promotion of post-secondary schools to military consumers. According to the FTC’s complaint, some of VIQTORY’s materials and tools deceptively promoted schools that paid VIQTORY for those promotions, including some schools VIQTORY had not deemed “military friendly.” The order bars VIQTORY, in connection with paid promotional content regarding post-secondary schools, from misrepresenting: the scope of the search conducted by any search tool; any material connection between VIQTORY and any school; and that paid commercial advertising is independent content. It further requires VIQTORY, in connection with an endorsement of any post-secondary schools, to disclose all material connections between the endorser and the schools.

UBS AG (“UBS” or the “Index Provider”) has licensed VIQTORY’s Military Friendly® Employer ratings of companies (“Military Friendly® Employer Ratings”) to create and provide the Index. VIQTORY and UBS are not affiliates of the Fund, the Adviser, or the Sub-Adviser. The Index is calculated and administered by Solactive AG, which is not an affiliate of the Fund, the Adviser, the Sub-Adviser, or UBS. The Adviser has entered into a license agreement with UBS pursuant to which the Adviser pays a fee to use the Index. The Adviser is sublicensing rights to the Index to the Fund at no charge.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

The Fund will concentrate its investments (i.e., invest more than 25% of its net assets) in a particular industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries. As of the date of this Prospectus, the Index was not concentrated in any industry. In addition, in replicating the Index, the Fund may from time to time invest a significant portion of its assets in the securities of companies in one or more sectors. As of the date of this Prospectus, a significant portion of the Index consisted of companies in the financial services and industrials sectors.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all funds, a shareholder is subject to the risk that his or her investment could lose money. The principal risks affecting shareholders’ investments in the Fund are set forth below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.

Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Because the Fund is an exchange-traded fund (“ETF”), only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem Shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to their net asset value (“NAV”) per Share and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Common Stock Risk. Common stock holds the lowest priority in the capital structure of a company, and therefore takes the largest share of the company’s risk and its accompanying volatility. The value of the common stock held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or facts relating to specific companies in which the Fund invests.

Concentration Risk. Because the Fund’s assets will be concentrated in an industry or group of industries to the extent the Index concentrates in a particular industry or group of industries, the Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries.

Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Index Tracking Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the Index.

Issuer-Specific Risk. Fund performance depends on the performance of individual securities to which the Fund has exposure. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

Large Capitalization Risk. Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies.

Market Risk. The market price of a security or instrument could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Mid-Capitalization Risk. The mid-capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies, and may underperform other segments of the market or the equity market as a whole. Securities of mid-capitalization companies generally trade in lower volumes, are often more vulnerable to market volatility, and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole.

New Fund Risk. As a new fund, there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case it could ultimately liquidate. The Fund’s distributor does not maintain a secondary market in the Shares.

Operational Risk. The Fund and its service providers may experience disruptions that arise from human error, processing and communications errors, counterparty or third-party errors, technology or systems failures, any of which may have an adverse impact on the Fund.

Passive Investment Risk. The Fund is not actively managed and therefore the Fund would not sell shares of an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares is otherwise required upon a rebalancing of the Index.

Ratings Methodology Risk. The Fund seeks to track the performance of stocks of companies that are included on VIQTORY’s list of Military Friendly® Employers. Changes in the ratings methodology VIQTORY uses to assign designations and awards may have an adverse effect on the Fund. No assurance can be given that stocks of companies that have been awarded “Gold,” “Silver,” “Bronze,” or “Designated” status will outperform stocks of companies that have not been awarded “Gold,” “Silver,” “Bronze,” or “Designated” status. Moreover, there is no guarantee that the ratings methodology used to designate companies as “Gold,” Silver,” “Bronze,” or “Designated” status will generate or produce the intended results, and stocks of such companies may underperform stocks of other companies.

REIT Risk. The Index may include REITs. Adverse economic, business or political developments affecting real estate could have a major effect on the value of the Fund’s investments in REITs. Investing in REITs may subject the Fund to risks associated with the direct ownership of real estate, such as decreases in real estate values, overbuilding, increased competition and other risks related to local or general economic conditions, increases in operating costs and property taxes, changes in zoning laws, casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rent and fluctuations in rental income. In addition, REITs are subject to the possibility of failing to qualify for the favorable U.S. federal income tax treatment generally available to them under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), and failing to maintain exemption from the registration requirements of the Investment Company Act of 1940, as amended (the “1940 Act”).

Sector Focus Risk. The Fund may invest a significant portion of its assets in one or more sectors and thus will be more susceptible to the risks affecting those sectors. While the Fund’s sector exposure is expected to vary over time based on the composition of the Index, the Fund anticipates that it may be subject to some or all of the risks described below. The list below is not a comprehensive list of the sectors to which the Fund may have exposure over time and should not be relied on as such.

Financial Sector Risk. Financial services companies are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain.

Industrials Sector Risk. Stock prices for industrials companies are affected by supply and demand both for their specific product or service and for industrials sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies.

Trading Risk. Shares of the Fund may trade on NYSE Arca, Inc. (the “Exchange”) above or below their NAV. The NAV of Shares will fluctuate with changes in the market value of the Fund’s holdings. In addition, although the Fund’s Shares are currently listed on the Exchange, there can be no assurance that an active trading market for Shares will develop or be maintained. Trading in Fund Shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund is new and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by comparing the Fund’s return to a broad measure of market performance.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by comparing the Fund's return to a broad measure of market performance.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new and therefore has no performance history.
InsightShares Patriotic Employers ETF | InsightShares Patriotic Employers ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fee	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.65%
1 Year	rr_ExpenseExampleYear01	$ 66
3 Years	rr_ExpenseExampleYear03	$ 208

[1]	Other Expenses are based on estimated amounts for the current fiscal year.